Business Segments (Financial Information by Business Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Business segment information
Net revenue		¥ 4,068,000	¥ 3,812,400	¥ 3,918,100
Net interest income		2,242,799	2,295,398	2,230,261
Operating expenses		2,893,000	2,740,100	2,717,500
Operating profit (loss)		1,175,000	1,072,300	1,200,600
BK and TB [Member]
Business segment information
Net revenue	[1]	1,878,100	1,861,000	2,029,900
Net interest income		930,300	1,145,200	1,119,700
Net fees		605,400	620,900	667,200
Other		342,400	94,900	243,000
Other than BK and TB [Member]
Business segment information
Net revenue		2,189,900	1,951,400	1,888,200
Operating Segments [Member] | Customer Business [Member]
Business segment information
Net revenue		3,477,100	3,344,500	3,313,200
Operating expenses		2,510,100	2,380,200	2,356,000
Operating profit (loss)		967,000	964,300	957,200
Operating Segments [Member] | Customer Business [Member] | BK and TB [Member]
Business segment information
Net revenue	[1]	1,507,000	1,498,000	1,532,000
Net interest income		721,800	717,000	701,100
Net fees		682,800	689,700	702,100
Other		102,400	91,300	128,800
Operating Segments [Member] | Customer Business [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		1,970,100	1,846,500	1,781,200
Operating Segments [Member] | Customer Business [Member] | Retail & Commercial Banking Business Group [Member]
Business segment information
Net revenue		1,501,600	1,522,000	1,582,500
Operating expenses		1,203,000	1,221,300	1,226,300
Operating profit (loss)		298,600	300,700	356,200
Operating Segments [Member] | Customer Business [Member] | Retail & Commercial Banking Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[1]	721,100	737,100	781,600
Net interest income		439,000	457,200	463,400
Net fees		248,000	243,800	246,400
Other		34,100	36,100	71,800
Operating Segments [Member] | Customer Business [Member] | Retail & Commercial Banking Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		780,500	784,900	800,900
Operating Segments [Member] | Customer Business [Member] | Japanese Corporate & Investment Banking Business Group [Member]
Business segment information
Net revenue		551,100	545,200	523,200
Operating expenses		315,800	309,300	314,800
Operating profit (loss)		235,300	235,900	208,400
Operating Segments [Member] | Customer Business [Member] | Japanese Corporate & Investment Banking Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[1]	420,700	415,000	433,000
Net interest income		164,200	150,200	148,900
Net fees		205,000	210,300	225,100
Other		51,500	54,500	59,000
Operating Segments [Member] | Customer Business [Member] | Japanese Corporate & Investment Banking Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		130,400	130,200	90,200
Operating Segments [Member] | Customer Business [Member] | Global Corporate & Investment Banking Business Group [Member]
Business segment information
Net revenue		376,800	383,800	364,300
Operating expenses		247,800	241,500	226,700
Operating profit (loss)		129,000	142,300	137,600
Operating Segments [Member] | Customer Business [Member] | Global Corporate & Investment Banking Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[1]	270,500	254,000	236,900
Net interest income		115,200	110,900	92,100
Net fees		137,600	142,400	146,800
Other		17,700	700	(2,000)
Operating Segments [Member] | Customer Business [Member] | Global Corporate & Investment Banking Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		106,300	129,800	127,400
Operating Segments [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member]
Business segment information
Net revenue		804,600	690,500	652,800
Operating expenses		571,800	483,500	468,800
Operating profit (loss)		232,800	207,000	184,000
Operating Segments [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[1]	100	(1,300)	(3,300)
Net interest income		900	(1,300)	(3,300)
Net fees
Other		(800)
Operating Segments [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		804,500	691,800	656,100
Operating Segments [Member] | Customer Business [Member] | Asset Management & Investor Services Business Group [Member]
Business segment information
Net revenue		243,000	203,000	190,400
Operating expenses		171,700	124,600	119,400
Operating profit (loss)		71,300	78,400	71,000
Operating Segments [Member] | Customer Business [Member] | Asset Management & Investor Services Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[1]	94,600	93,200	83,800
Net interest income		2,500
Net fees		92,200	93,200	83,800
Other		(100)
Operating Segments [Member] | Customer Business [Member] | Asset Management & Investor Services Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		148,400	109,800	106,600
Operating Segments [Member] | Global Markets Business Group [Member]
Business segment information
Net revenue		575,200	479,800	574,500
Operating expenses		232,200	223,500	228,700
Operating profit (loss)		343,000	256,300	345,800
Operating Segments [Member] | Global Markets Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[1]	358,400	303,900	369,300
Net interest income		123,100	227,800	235,100
Net fees		(12,600)	(13,900)	(12,000)
Other		247,900	90,000	146,200
Operating Segments [Member] | Global Markets Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		216,800	175,900	205,200
Business Segment, Other [Member]
Business segment information
Net revenue		15,700	(11,900)	30,400
Operating expenses		150,700	136,400	132,800
Operating profit (loss)		(135,000)	(148,300)	(102,400)
Business Segment, Other [Member] | BK and TB [Member]
Business segment information
Net revenue	[1]	12,700	59,100	128,600
Net interest income		85,400	200,400	183,500
Net fees		(64,800)	(54,900)	(22,900)
Other		(7,900)	(86,400)	(32,000)
Business Segment, Other [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		¥ 3,000	¥ (71,000)	¥ (98,200)

[1]	“BK and TB” is a sum of MUFG Bank on a stand-alone basis and Mitsubishi UFJ Trust and Banking on a stand-alone basis.